Advances for Other Fixed Assets under Construction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Fujairah Inland Storage Facility	Jul. 02, 2010 Fujairah Inland Storage Facility	Dec. 31, 2013 Other fixed assets	Dec. 31, 2012 Other fixed assets	Dec. 31, 2011 Other fixed assets
Duration of lease agreement					25 years
Advances for other fixed assets under construction	$ 159,062	$ 103,112		$ 151,825
Contractual obligation due in 2014	13,000			13,000
Accumulated capitalized interest costs				7,237
Total interest capitalized	$ 4,700	$ 2,414	$ 1,147			$ 4,565	$ 2,356	$ 787